Condensed Financial Information of the Company	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Company
28.	Condensed Financial Information of the Company

Under PRC laws and regulations, the Company’s PRC subsidiaries and VIEs are restricted in its ability to transfer certain of its net assets to the Company in the form of dividend payments, loans, or advances. The amounts restricted include paid up capital, statutory reserve and net assets of the Company’s PRC subsidiary and VIEs, as determined pursuant to PRC generally accepted accounting principles, totaled approximately RMB652.2 million ($106.3 million) as of June 30, 2013.

Statements of operations

	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Revenue	—	—	—	—	—
Cost of revenue	—	—	—	—	—
Gross profit	—	—	—	—	—
Operating expenses
General and administrative expenses	(26,293)	(8,151)	(13,934)	(12,233)	(1,993)
Total operating expenses	(26,293)	(8,151)	(13,934)	(12,233)	(1,993)
Operating loss	(26,293)	(8,151)	(13,934)	(12,233)	(1,993)
Interest income	385	47	114	2	-
Interest expense	(21)	(15)	(23)	(11)	(2)
Exchange gain (loss)	(70)	(317)	(1,206)	(618)	(101)
Equity in loss of subsidiaries and variable interest entities	(48,345)	26,446	(1,700)	(836,352)	(136,271)
Other income, net	19,557	357	767	171	28
Loss before income tax	(54,787)	18,367	(15,982)	(849,041)	(138,339)
Income tax	(4,384)	—	—	—
Net loss	(59,171)	18,367	(15,982)	(849,041)	(138,339)
Net loss attributable to ordinary shareholders	(59,171)	18,367	(15,982)	(849,041)	(138,339)

Balance sheets
	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
ASSETS
Cash and cash equivalents	13,627	2,252	295	48
Prepayments and other current assets	7,968	7,720	645	105
Investment in subsidiaries and variable interest entities	1,452,256	1,446,657	544,577	88,731
Total assets	1,473,850	1,456,629	545,518	88,884

LIABILITIES AND SHAREHOLDER’S EQUITY
Liabilities
Accrued expenses and other liabilities	34,122	7,613	10,037	1,635
Total liabilities	34,122	7,613	10,037	1,635

Shareholders’ equity
Share capital (par value US$0.0000001 per share; 450,000,000,000 ordinary and 50,000,000,000 preferred shares authorized;
    125,160,000 and 110,766,600 ordinary shares issued and
    outstanding at December 31, 2009 and December
    31, 2010, respectively)

Additional paid-in capital	2,271,491	2,275,099	2,273,170	370,380
Accumulated other comprehensive loss	(123,187)	(97,843)	(159,784)	(26,034)
Accumulated deficit	(708,576)	(728,240)	(1,577,905)	(257,097)
Total shareholders’ equity	1,439,728	1,449,016	535,481	87,249
Total liabilities and shareholders’ equity	1,473,850	1,456,629	545,518	88,884

Statements of Cash flows
	2010	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash flows from operating activities:

Net Income/(loss)	(59,171)	18,367	(15,982)	(849,041)	(138,339)
Adjustments to reconcile net loss to net cash provided by used in operating activities:
Equity in loss of subsidiaries and variable interest entity	48,345	(26,446)	1,700	836,352	136,271
Change in operating assets and liabilities:
Prepayments and other current assets	(6,271)	1,515	247	7,075	1,153
Tax payable	—	—	—	—	—
Amount due from related parties	(390)	390	—	—	—
Accrued expenses and other liabilities	1,883	22,587	(26,509)	2,424	395
Net cash provided by (used in) operating activities	(15,604)	16,413	(40,544)	(3,190)	(520)

Cash flows from investing activities:
Investment in subsidiaries and variable interest entities	(38,852)	7,906	3,825	1,853	302
Net cash used in investing activities	(38,852)	7,906	3,825	1,853	302

Cash flows from financing activities:
Repurchase of ordinary shares	—	—	—	—	—
Net cash used in financing activities.	—	—	—	—	—

Effect of exchange rate changes on cash and cash equivalents	(16,838)	(28,038)	25,344	(620)	(101)
Net decrease in cash and cash equivalents	(71,294)	(3,719)	(11,375)	(1,957)	(319)
Cash and cash equivalents at the beginning of year	88,640	17,346	13,627	2,252	367
Cash and cash equivalents at the end of year	17,346	13,627	2,252	295	48

Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries and variable interest entity is stated at cost plus equity in undistributed earnings of subsidiaries since inception. The Company-only financial statements should be read in conjunction with the Company’s consolidated financial statements.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting as prescribed in ASC 323-10, “Investments-Equity Method and Joint Ventures: Overall” (Pre-codification: APB opinion No. 18, “The Equity Method of Accounting for Investments in Common Stock”). Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit or loss as “Equity in profit (loss) of subsidiaries and variable interest entities” on the statements of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.